Cover Page	Nov. 06, 2019
Cover page.
Document Type	8-K/A
Document Period End Date	Nov. 06, 2019
Entity Registrant Name	NexTier Oilfield Solutions Inc.
Entity Central Index Key	0001688476
Amendment Flag	true
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37988
Entity Tax Identification Number	38-4016639
Entity Address, Address Line One	3990 Rogerdale Rd.
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	713
Local Phone Number	325-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01, par value
Trading Symbol	NEX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A is being filed to include the missing signature of Kevin McDonald, the Company’s Executive Vice President, Chief Administrative Officer & General Counsel, on the Form 8-K as filed on November 6, 2019. No additional changes to the Form 8-K, as originally filed, have been made.